Pensions and other post-employment benefits - Defined benefit plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pensions and Other Post-Employment Benefits
Defined contribution plan costs	€ 246	€ 231	€ 236
Defined benefit plan costs	234	214	€ 222
Net defined benefit balance	103	461
Benefit liabilities	4,327	4,440
Benefit assets	€ 4,224	€ 3,979
Untied States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	92.00%	93.00%
Percentage of total plan assets (as a percent)	91.00%	91.00%